UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Wells Capital Management, Incorporated
Address:  525 Market Street, 10th Floor
	  San Francisco, CA 94105


13F File Number:  028-04413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gabriel Ceci
Title:   Vice President and Designated Signer
Phone:   414-577-7126

Signature, Place, and Date of Signing:

   /s/	Gabriel Ceci	Menomonee Falls, WI	02/13/2013

Report Type (Check only one.):

  [   ]      13F HOLDINGS REPORT.

  [ X ]      13F NOTICE.

  [   ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company